Non-current financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2023
Non-current financial assets at fair value through other comprehensive income [abstract]
Non-current financial assets at fair value through other comprehensive income
11.
Non-current financial assets at fair value through other comprehensive income

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	299,568	81,783
	338,102	120,317

a)
Based on the Group’s business model, the foreign unlisted stocks held for strategic investments were elected to classify as Financial assets at fair value through other comprehensive income. As of December 31, 2022 and 2023, the fair value of aforementioned investments is the carrying amount at the end of each reporting period.
b)
Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	122,514	(46,419)	(217,785)

c)
No financial assets at fair value through other comprehensive income were pledged to others.

d)
In April 2023, the Company acquired 1,000 thousand ordinary shares of Daypower Energy Co., Ltd. (“Daypower Energy”) in the amount of NT$12,500 thousand, representing 10% of shareholding and was recorded as financial assets at fair value through other comprehensive income. Subsequently, in August 2023, the Company participated in the re-election of the directors of Daypower Energy and obtained significant influence by holding one seat in Daypower Energy’s Board of Directors. As a result, the Company reclassified the investment as investment accounted for using equity method from financial assets at fair value through other comprehensive income. Information related to Daypower Energy investment is provided in Note 12.
e)
Information about fair value measurement is provided in Note 41 b).